Assets and liabilities held for sale - Balance sheet presentation (Details) - AUD ($) $ in Millions	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Assets and liabilities held for sale
Total assets held for sale	$ 2,700	$ 4,188	$ 4,359
Total liabilities held for sale	684	837	3,049
Held for sale
Assets and liabilities held for sale
Total assets held for sale	2,700	4,188	4,359
Total liabilities held for sale	684	837	3,049
Held for sale | Deposits and other borrowings
Assets and liabilities held for sale
Total liabilities held for sale			2,088
Held for sale | Other financial liabilities
Assets and liabilities held for sale
Total liabilities held for sale	17	28	120
Held for sale | Derivative financial instruments
Assets and liabilities held for sale
Total liabilities held for sale			6
Held for sale | Current tax liabilities
Assets and liabilities held for sale
Total liabilities held for sale		14	1
Held for sale | Life insurance liabilities
Assets and liabilities held for sale
Total liabilities held for sale	414	447
Held for sale | Provisions
Assets and liabilities held for sale
Total liabilities held for sale	65	35	20
Held for sale | Deferred tax liabilities
Assets and liabilities held for sale
Total liabilities held for sale	3	44
Held for sale | Other liabilities
Assets and liabilities held for sale
Total liabilities held for sale	185	269	814
Held for sale | Cash and balances with central banks
Assets and liabilities held for sale
Total assets held for sale	8	7	792
Held for sale | Trading securities and financial assets measured at FVIS
Assets and liabilities held for sale
Total assets held for sale			282
Held for sale | Derivative financial instruments
Assets and liabilities held for sale
Total assets held for sale			7
Held for sale | Investment securities
Assets and liabilities held for sale
Total assets held for sale			550
Held for sale | Loans
Assets and liabilities held for sale
Total assets held for sale		1,015	1,819
Held for sale | Other financial assets
Assets and liabilities held for sale
Total assets held for sale	18	19	423
Held for sale | Life insurance assets
Assets and liabilities held for sale
Total assets held for sale	2,479	2,972
Held for sale | Property and equipment
Assets and liabilities held for sale
Total assets held for sale			23
Held for sale | Deferred tax assets
Assets and liabilities held for sale
Total assets held for sale	43	8	25
Held for sale | Intangible assets
Assets and liabilities held for sale
Total assets held for sale			243
Held for sale | Other assets
Assets and liabilities held for sale
Total assets held for sale	$ 152	$ 167	$ 195